COLUMBIA FUNDS SERIES TRUST I Columbia Strategic Investor Fund (the "Fund") Supplement dated April 27, 2012 to the Fund's prospectuses dated January 1, 2012
(Columbia Strategic Investor Fund)
Principal Investment Strategies. The fifth paragraph under the section of each prospectus for the Fund entitled "Principal Investment Strategies" is modified by adding the following factor:

  a security's current yield; a company's dividend growth capability (a company's financial statements and management's ability to increase the dividend if it chooses to do so), dividend history, dividend payout ratio, and free cash flow sustainability.

COLUMBIA FUNDS SERIES TRUST I Columbia Strategic Investor Fund (the "Fund") Supplement dated April 27, 2012 to the Fund's prospectuses dated January 1, 2012
(Columbia Strategic Investor Fund)
Principal Investment Strategies. The fifth paragraph under the section of each prospectus for the Fund entitled "Principal Investment Strategies" is modified by adding the following factor:

  a security's current yield; a company's dividend growth capability (a company's financial statements and management's ability to increase the dividend if it chooses to do so), dividend history, dividend payout ratio, and free cash flow sustainability.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 27, 2012
Prospectus Date	rr_ProspectusDate	Apr 27, 2012
Supplement Text Block	columbia_SupplementTextBlock	COLUMBIA FUNDS SERIES TRUST I Columbia Strategic Investor Fund (the "Fund") Supplement dated April 27, 2012 to the Fund's prospectuses dated January 1, 2012
(Columbia Strategic Investor Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock	Principal Investment Strategies. The fifth paragraph under the section of each prospectus for the Fund entitled "Principal Investment Strategies" is modified by adding the following factor:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  a security's current yield; a company's dividend growth capability (a company's financial statements and management's ability to increase the dividend if it chooses to do so), dividend history, dividend payout ratio, and free cash flow sustainability.